UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 54,014	$ 77,991
Restricted cash	1,058	736
Accounts receivable, net	53,122	51,932
Due from affiliate companies	1,460	14,614
Inventories	14,570	10,489
Prepaid expenses and other current assets	13,699	12,239
Total current assets	137,923	168,001
Vessels, port terminals and other fixed assets, net	1,298,997	1,276,514
Long-term receivable from affiliate companies	0	5,328
Loan receivable from affiliate companies	0	24,495
Investments in affiliates	63,498	64,352
Other long-term assets	88,343	75,670
Operating lease assets	265,460	264,005
Intangible assets other than goodwill	101,367	104,154
Goodwill	160,336	160,336
Total non-current assets	1,978,001	1,974,854
Total assets	2,115,924	2,142,855
Current liabilities
Accounts payable	29,541	21,673
Accrued expenses and other liabilities	57,350	51,180
Deferred income and cash received in advance	9,454	8,854
Operating lease liabilities, current portion	78,975	87,103
Due to affiliate companies	34,944	6,353
Current portion of loan payable to affiliate companies	5,820	24,715
Current portion of long-term debt, net	63,912	25,395
Total current liabilities	279,996	225,273
Senior and ship mortgage notes, net	1,152,942	1,170,679
Long-term debt, net of current portion	245,703	236,635
Loan payable to affiliate companies, net of current portion	123,404	105,823
Other long-term liabilities and deferred income	705	5,958
Operating lease liabilities, net of current portion	231,265	226,329
Long-term payable to affiliate companies	0	5,000
Deferred tax liability	7,556	8,133
Total non-current liabilities	1,761,575	1,758,557
Total liabilities	2,041,571	1,983,830
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 23,032 and 23,242 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 13,466,174 and 13,360,356 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively.	1	1
Additional paid-in capital	642,419	641,765
Accumulated deficit	(680,177)	(597,916)
Total Navios Holdings stockholders' (deficit)/ equity	(37,757)	43,850
Noncontrolling interest	112,110	115,175
Total stockholders' equity	74,353	159,025
Total liabilities and stockholders' equity	$ 2,115,924	$ 2,142,855